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                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o The Fund had a total return of 5.7% for the year ended April 30, 1997, and the average yield to maturity on its bond investments shows that municipals still have good underlying after-tax income appeal.

o We have maintained the Fund's high credit quality orientation by reducing the portfolio's electric power issues and increasing its prerefunded and general obligation bonds.

o Evidence of slower second quarter growth continues to mount, and we believe that another increase in short-term rates lies ahead.

PORTFOLIO DIVERSIFICATION BY STATE
--------------------------------------------------------------------------------



                               [MAP APPEARS HERE]



                            State Allocation

                        % of                                  % of
                      Municipal                             Municipal
                        Bonds                                 Bonds
                      ---------                             ---------
Florida                 17.9%             Minnesota             3.2%

Texas                   15.2              Mississippi           2.6

Virginia                 8.4              Ohio                  2.3

Maryland                 7.6              Delaware              1.9

North Carolina           6.9              Utah                  1.8

South Carolina           4.9              Colorado              1.8

Illinois                 4.6              Hawaii                1.7

Tennessee                4.3              Indiana               1.4

Kansas                   4.1              Washington            1.4

Arizona                  3.4              Oregon                1.4
                                                              -----
Georgia                  3.2                  Total           100.0%

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the period ended April 30, 1997. As of this date, the Fund recorded a 6-month total return of 1.2% and a 12-month total return of 5.7%. Since its inception on October 23, 1990, the Fund has produced a cumulative total return of 55.6%, which translates into an average annual total return of 7.0%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     Over the last 12 months, long-term, high-quality municipal yields moved in a fairly wide 70 basis point (0.70%) range, but interest rates opened and closed the period at roughly the same yield (see chart below).


                  [Graph Appears Here--See Plot Points Below]


                30-Year Municipal AAA General Obligation Yields


                              DATE          YIELD

                            4/30/96          5.73
                             5/1/96          5.73
                             5/2/96          5.84
                             5/3/96          5.86
                             5/6/96          5.86
                             5/7/96          5.88
                             5/8/96          5.87
                             5/9/96          5.87
                            5/10/96          5.80
                            5/13/96          5.78
                            5/14/96          5.73
                            5/15/96          5.71
                            5/16/96          5.76
                            5/17/96          5.73
                            5/20/96          5.69
                            5/21/96          5.67
                            5/22/96          5.69
                            5/23/96          5.69
                            5/24/96          5.69
                            5/27/96          5.69
                            5/28/96          5.68
                            5/29/96          5.72
                            5/30/96          5.76
                            5/31/96          5.82
                             6/3/96          5.87
                             6/4/96          5.85
                             6/5/96          5.85
                             6/6/96          5.82
                             6/7/96          5.97
                            6/10/97          5.99
                            6/11/96          5.97
                            6/12/96          5.97
                            6/13/96          5.96
                            6/14/96          5.92
                            6/17/96          5.90
                            6/18/96          5.87
                            6/19/96          5.87
                            6/20/96          5.90
                            6/21/96          5.89
                            6/24/96          5.89
                            6/25/96          5.85
                            6/26/96          5.83
                            6/27/96          5.82
                            6/28/96          5.77
                             7/1/96          5.77
                             7/2/96          5.80
                             7/3/96          5.80
                             7/4/96          5.80
                             7/5/96          5.94
                             7/8/96          5.96
                             7/9/96          5.92
                            7/10/96          5.87
                            7/11/96          5.85
                            7/12/96          5.82
                            7/15/96          5.83
                            7/16/96          5.81
                            7/17/96          5.78
                            7/18/96          5.73
                            7/19/96          5.74
                            7/22/96          5.75
                            7/23/96          5.73
                            7/24/96          5.72
                            7/25/96          5.70
                            7/26/96          5.70
                            7/29/96          5.72
                            7/30/96          5.70
                            7/31/96          5.67
                             8/1/96          5.59
                             8/2/96          5.51
                             8/5/96          5.51
                             8/6/96          5.49
                             8/7/96          5.48
                             8/8/96          5.47
                             8/9/96          5.44
                            8/12/96          5.44
                            8/13/96          5.48
                            8/14/96          5.48
                            8/15/96          5.50
                            8/16/96          5.49
                            8/19/96          5.52
                            8/20/96          5.53
                            8/21/96          5.55
                            8/22/96          5.56
                            8/23/96          5.61
                            8/26/96          5.64
                            8/27/96          5.63
                            8/28/96          5.62
                            8/29/96          5.66
                            8/30/96          5.71
                             9/2/96          5.71
                             9/3/96          5.73
                             9/4/96          5.75
                             9/5/96          5.78
                             9/6/96          5.75
                             9/9/96          5.73
                            9/10/96          5.75
                            9/11/96          5.76
                            9/12/96          5.73
                            9/13/96          5.64
                            9/16/96          5.61
                            9/17/96          5.64
                            9/18/96          5.65
                            9/19/96          5.69
                            9/20/96          5.69
                            9/23/96          5.69
                            9/24/96          5.67
                            9/25/96          5.65
                            9/26/96          5.60
                            9/27/96          5.60
                            9/30/96          5.61
                            10/1/96          5.59
                            10/2/96          5.56
                            10/3/96          5.54
                            10/4/96          5.47
                            10/7/96          5.50
                            10/8/96          5.50
                            10/9/96          5.53
                           10/10/96          5.56
                           10/11/96          5.55
                           10/14/96          5.55
                           10/15/96          5.56
                           10/16/96          5.60
                           10/17/96          5.58
                           10/18/96          5.57
                           10/21/96          5.57
                           10/22/96          5.59
                           10/23/96          5.60
                           10/24/96          5.62
                           10/25/96          5.62
                           10/28/96          5.63
                           10/29/96          5.58
                           10/30/96          5.56
                           10/31/96          5.54
                            11/1/96          5.55
                            11/4/96          5.53
                            11/5/96          5.48
                            11/6/96          5.49
                            11/7/96          5.50
                            11/8/96          5.49
                           11/11/96          5.49
                           11/12/96          5.45
                           11/13/96          5.45
                           11/14/96          5.43
                           11/15/96          5.44
                           11/18/96          5.46
                           11/19/96          5.44
                           11/20/96          5.42
                           11/21/96          5.41
                           11/22/96          5.41
                           11/25/96          5.39
                           11/26/96          5.36
                           11/27/96          5.36
                           11/28/96          5.36
                           11/29/96          5.32
                            12/2/96          5.31
                            12/3/96          5.29
                            12/4/96          5.31
                            12/5/96          5.36
                            12/6/96          5.40
                            12/9/96          5.37
                           12/10/96          5.38
                           12/11/96          5.45
                           12/12/96          5.45
                           12/13/96          5.42
                           12/16/96          5.44
                           12/17/96          5.49
                           12/18/96          5.47
                           12/19/96          5.43
                           12/20/96          5.42
                           12/23/96          5.42
                           12/24/96          5.42
                           12/25/96          5.42
                           12/26/96          5.42
                           12/27/96          5.38
                           12/30/96          5.36
                           12/31/96          5.39
                             1/1/97          5.39
                             1/2/97          5.45
                             1/3/97          5.44
                             1/6/97          5.46
                             1/7/97          5.48
                             1/8/97          5.49
                             1/9/97          5.47
                            1/10/97          5.55
                            1/13/97          5.55
                            1/14/97          5.52
                            1/15/97          5.53
                            1/16/97          5.53
                            1/17/97          5.53
                            1/20/97          5.53
                            1/21/97          5.52
                            1/22/97          5.51
                            1/23/97          5.51
                            1/24/97          5.54
                            1/27/97          5.56
                            1/28/97          5.52
                            1/29/97          5.54
                            1/30/97          5.54
                            1/31/97          5.51
                             2/3/97          5.49
                             2/4/97          5.49
                             2/5/97          5.48
                             2/6/97          5.50
                             2/7/97          5.45
                            2/10/97          5.43
                            2/11/97          5.43
                            2/12/97          5.41
                            2/13/97          5.38
                            2/14/97          5.33
                            2/17/97          5.33
                            2/18/97          5.33
                            2/19/97          5.35
                            2/20/97          5.37
                            2/21/97          5.39
                            2/24/97          5.41
                            2/25/97          5.38
                            2/26/97          5.44
                            2/27/97          5.44
                            2/28/97          5.44
                             3/3/97          5.46
                             3/4/97          5.46
                             3/5/97          5.47
                             3/6/97          5.49
                             3/7/97          5.47
                            3/10/97          5.46
                            3/11/97          5.49
                            3/12/97          5.49
                            3/13/97          5.52
                            3/14/97          5.50
                            3/17/97          5.52
                            3/18/97          5.52
                            3/19/97          5.54
                            3/20/97          5.57
                            3/21/97          5.57
                            3/24/97          5.57
                            3/25/97          5.56
                            3/26/97          5.59
                            3/27/97          5.63
                            3/28/97          5.63
                            3/31/97          5.66
                             4/1/97          5.63
                             4/2/97          5.63
                             4/3/97          5.63
                             4/4/97          5.66
                             4/7/97          5.64
                             4/8/97          5.65
                             4/9/97          5.63
                            4/10/97          5.64
                            4/11/97          5.64
                            4/14/97          5.67
                            4/15/97          5.62
                            4/16/97          5.65
                            4/17/97          5.62
                            4/18/97          5.62
                            4/21/97          5.62
                            4/22/97          5.61
                            4/23/97          5.63
                            4/24/97          5.65
                            4/25/97          5.67
                            4/28/97          5.67
                            4/29/97          5.60
                            4/30/97          5.59

Source: Bloomberg Inc.

     The volatility this year had as much to do with national politics, specifically the outlook for major tax cuts, as it did with the economy, inflation, etc. We think rates will be heading lower over the next year, which, given the Fund's maturity orientation, should produce a competitive total return. Please see our Economic Outlook that follows this letter for more details. Municipals have retained their status as one of the few means by which interest income can be sheltered from federal taxes. Municipal bonds' taxable equivalent yield at current levels of interest rates and taxes means they also have good value.

--------------------------------------------------------------------------------

Municipals Have Good Value

     The Fund had an average yield to maturity on its bond investments of 5.39% and an average maturity of 14.4 years on April 30. To gauge the relative attractiveness of this asset class versus the taxable bond market it is necessary to use a tax rate. The top federal bracket is 39.6%, and if that were used for the analysis, the taxable equivalent yield of a 5.39% tax-free municipal would be a taxable rate of 8.92%. At the same time, Treasuries in the 15-year maturity range were yielding 6.95%. This comparison indicates that municipals have good underlying after-tax income appeal.

     The outlook for municipals also turns on political and supply analysis. The political environment since the 1996 election has emphasized budget compromises that provide some new tax breaks but little danger of a change in municipals' basic status as the premier interest income tax shelter. The municipal supply picture is also favorable, pointing to less municipal new issuance going forward. State and local government operating budgets are solidly in surplus, $37.4 billion as of year-end 1996, thereby capping new issue volume.

Portfolio Management

     The Fund has maintained its high credit quality orientation. We have continued to reduce the portfolio's electric power issues as they approach credit problems surrounding rate deregulation. Prerefunded and general obligation bonds have been increased over the last year. Please see the table below that focuses on these sections of the portfolio.

Portfolio Structure

                                     April 1997         April 1996           %
  Category                         % of Portfolio     % of Portfolio      Change
--------------------------------------------------------------------------------
  Prerefunded and General Obligations   73.4%             69.1%           +4.3%
 ................................................................................
  Electric Power                         5.1%              7.6%           -2.5%
 ................................................................................

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     The Fund's high-quality orientation did not lead to a better total return over the last year. Credit quality yield spreads narrowed. For example, 20-year BBB1-quality general obligations had a 60 basis point (0.60%) yield advantage a year ago but now the spread is close to 44 basis points (0.44%). Please see the chart below.


                  [Graph Appears Here--See Plot Points Below]

                            Historical Yield Spreads
                  (General Obligation BBB1 Yield -- AAA Yield)


                           DATE         YIELD SPREAD

                         4/30/96             60
                          5/1/96             60
                          5/2/96             60
                          5/3/96             59
                          5/6/96             58
                          5/7/96             58
                          5/8/96             58
                          5/9/96             57
                         5/10/96             57
                         5/13/96             57
                         5/14/96             57
                         5/15/96             56
                         5/16/96             55
                         5/17/96             55
                         5/20/96             55
                         5/21/96             55
                         5/22/96             56
                         5/23/96             56
                         5/24/96             55
                         5/27/96             n.a.
                         5/28/96             55
                         5/29/96             55
                         5/30/96             55
                         5/31/96             56
                          6/3/96             55
                          6/4/96             55
                          6/5/96             55
                          6/6/96             55
                          6/7/96             55
                         6/10/96             55
                         6/11/96             57
                         6/12/96             57
                         6/13/96             57
                         6/14/96             56
                         6/17/96             56
                         6/18/96             56
                         6/19/96             56
                         6/20/96             57
                         6/21/96             57
                         6/24/96             57
                         6/25/96             59
                         6/26/96             59
                         6/27/96             59
                         6/28/96             58
                          7/1/96             58
                          7/2/96             57
                          7/3/96             57
                          7/4/96             n.a.
                          7/5/96             59
                          7/8/96             58
                          7/9/96             59
                         7/10/96             58
                         7/11/96             58
                         7/12/96             58
                         7/15/96             57
                         7/16/96             57
                         7/17/96             57
                         7/18/96             57
                         7/19/96             57
                         7/22/96             57
                         7/23/96             58
                         7/24/96             59
                         7/25/96             59
                         7/26/96             59
                         7/29/96             60
                         7/30/96             60
                         7/31/96             61
                          8/1/96             61
                          8/2/96             62
                          8/5/96             62
                          8/6/96             63
                          8/7/96             62
                          8/8/96             62
                          8/9/96             62
                         8/12/96             n.a.
                         8/13/96             62
                         8/14/96             62
                         8/15/96             61
                         8/16/96             59
                         8/19/96             58
                         8/20/96             57
                         8/21/96             56
                         8/22/96             56
                         8/23/96             54
                         8/26/96             54
                         8/27/96             53
                         8/28/96             54
                         8/29/96             53
                         8/30/96             53
                          9/2/96             n.a.
                          9/3/96             54
                          9/4/96             53
                          9/5/96             52
                          9/6/96             51
                          9/9/96             51
                         9/10/96             51
                         9/11/96             51
                         9/12/96             51
                         9/13/96             53
                         9/16/96             53
                         9/17/96             53
                         9/18/96             54
                         9/19/96             54
                         9/20/96             54
                         9/23/96             54
                         9/24/96             54
                         9/25/96             54
                         9/26/96             55
                         9/27/96             55
                         9/30/96             56
                         10/1/96             56
                         10/2/96             57
                         10/3/96             58
                         10/4/96             57
                         10/7/96             56
                         10/8/96             56
                         10/9/96             55
                        10/10/96             56
                        10/11/96             55
                        10/14/96             55
                        10/15/96             54
                        10/16/96             53
                        10/17/96             52
                        10/18/96             52
                        10/21/96             53
                        10/22/96             53
                        10/23/96             53
                        10/24/96             53
                        10/25/96             52
                        10/28/96             51
                        10/29/96             49
                        10/30/96             49
                        10/31/96             50
                         11/1/96             50
                         11/4/96             50
                         11/5/96             52
                         11/6/96             52
                         11/7/96             53
                         11/8/96             54
                        11/11/96             54
                        11/12/96             55
                        11/13/96             57
                        11/14/96             57
                        11/15/96             57
                        11/18/96             56
                        11/19/96             56
                        11/20/96             56
                        11/21/96             55
                        11/22/96             55
                        11/25/96             55
                        11/26/96             55
                        11/27/96             55
                        11/28/96             n.a.
                        11/29/96             55
                         12/2/96             56
                         12/3/96             57
                         12/4/96             57
                         12/5/96             56
                         12/6/96             56
                         12/9/96             56
                        12/10/96             56
                        12/11/96             56
                        12/12/96             56
                        12/13/96             56
                        12/16/96             56
                        12/17/96             56
                        12/18/96             59
                        12/19/96             59
                        12/20/96             59
                        12/23/96             57
                        12/24/96             57
                        12/25/96             57
                        12/26/96             56
                        12/27/96             58
                        12/30/96             58
                        12/31/96             59
                          1/1/97             59
                          1/2/97             58
                          1/3/97             56
                          1/6/97             56
                          1/7/97             57
                          1/8/97             56
                          1/9/97             56
                         1/10/97             55
                         1/13/97             54
                         1/14/97             54
                         1/15/97             54
                         1/16/97             56
                         1/17/97             56
                         1/20/97             56
                         1/21/97             56
                         1/22/97             58
                         1/23/97             58
                         1/24/97             59
                         1/27/97             58
                         1/28/97             58
                         1/29/97             56
                         1/30/97             55
                         1/31/97             54
                          2/3/97             53
                          2/4/97             53
                          2/5/97             54
                          2/6/97             54
                          2/7/97             56
                         2/10/97             58
                         2/11/97             56
                         2/12/97             56
                         2/13/97             54
                         2/14/97             54
                         2/17/97             54
                         2/18/97             51
                         2/19/97             49
                         2/20/97             48
                         2/21/97             46
                         2/24/97             46
                         2/25/97             47
                         2/26/97             45
                         2/27/97             45
                         2/28/97             45
                          3/3/97             45
                          3/4/97             45
                          3/5/97             44
                          3/6/97             44
                          3/7/97             44
                         3/10/97             45
                         3/11/97             45
                         3/12/97             45
                         3/13/97             45
                         3/14/97             45
                         3/17/97             46
                         3/18/97             46
                         3/19/97             46
                         3/20/97             46
                         3/21/97             47
                         3/24/97             47
                         3/25/97             46
                         3/26/97             46
                         3/27/97             47
                         3/28/97             47
                         3/31/97             46
                          4/1/97             48
                          4/2/97             48
                          4/3/97             48
                          4/4/97             48
                          4/7/97             48
                          4/8/97             49
                          4/9/97             49
                         4/10/97             49
                         4/11/97             49
                         4/14/97             50
                         4/15/97             50
                         4/16/97             49
                         4/17/97             49
                         4/18/97             48
                         4/21/97             48
                         4/22/97             47
                         4/23/97             46
                         4/24/97             45
                         4/25/97             45
                         4/28/97             45
                         4/29/97             45
                         4/30/97             44


Source: Bloomberg Inc.


     We think credit  quality will again be an important  component of municipal
total  return  when  economic  growth  slows,   which  typically  leads  to  the
reemergence of credit problems.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
-------------------
R. Alan Medaugh
President

May 19, 1997

ECONOMIC OUTLOOK
--------------------------------------------------------------------------------

Overview

     Evidence of slower second quarter growth continues to mount, highlighted recently by declining auto sales, sluggish department store sales in April and high initial unemployment claims. The March surge in wholesale inventories suggests that rising first quarter nonfarm inventories will pull down growth in the second half of 1997 as excess inventories decline. We lean toward the view that another 25 basis point (0.25%) increase in short-term rates lies ahead. We see it as an insurance policy against a tight labor market and high capacity utilization sparking a return of inflation. Early in 1998 we expect the Fed will be able to reverse the increase. Please see our forecast table below.

ISI Forecast

                           96:4Q     97:1Q   97:2Q*    97:3Q*   97:4Q*   98:1Q*
-------------------------------------------------------------------------------
  Real GDP                 3.8%      5.6%     2.5%      2.0%     1.5%     1.5%
 ...............................................................................
  GDP Deflator**           1.5%      2.2%     1.5%      1.5%     1.5%     1.5%
 ...............................................................................
  30-Year Bond Yields***   6.6%      7.1%     6.7%      6.5%     6.5%     6.2%
 ...............................................................................
  Fed Funds Rate***        5.2%      5.5%     5.7%      5.7%     5.7%     5.5%
 ...............................................................................
  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of quarter.

Inflation

     The Greenspan Federal Reserve has presided over an economy producing strong job formation but little inflation. The inflation performance has been a happy surprise for bond investors. So far, strong growth has not produced price increases; for example, among manufacturing companies, the strong growth has not given them pricing power. Please see the chart on page 6 that shows ISI's Manufacturing Company Pricing Power Index.

--------------------------------------------------------------------------------

ISI MANUFACTURING COMPANIES PRICING POWER SURVEY
0=WEAK  100=STRONG  MAY 9: 24.7



                  [Graph Appears Here--See Plot Points Below]


                      ISI MFG
                     COMPANIES
                      PRICING
                       POWER
                      SURVEY

 1/7/94                20.8
 1/14/94               20.8
 1/21/94               20.8
 1/28/94               21.4
 2/4/94                21.4
 2/11/94               16.7
 2/18/94               16.7
 2/25/94               16.7
 3/4/94                25.0
 3/11/94               25.0
 3/18/94               24.1
 3/25/94               24.1
 4/1/94                24.1
 4/8/94                20.8
 4/15/94               20.8
 4/22/94               20.8
 4/29/94               23.6
 5/6/94                23.6
 5/13/94               23.6
 5/20/94               27.8
 5/27/94               27.8
 6/3/94                32.5
 6/10/94               32.5
 6/17/94               33.9
 6/24/94               33.9
 7/1/94                33.9
 7/8/94                35.3
 7/15/94               35.3
 7/22/94               35.3
 7/29/94               35.3
 8/5/94                33.9
 8/12/94               33.9
 8/19/94               33.9
 8/26/94               43.6
 9/2/94                43.6
 9/9/94                45.8
 9/16/94               45.8
 9/23/94               52.8
 9/30/94               52.8
 10/7/94               52.8
 10/14/94              52.8
 10/21/94              54.4
 10/28/94              54.4
 11/4/94               56.9
 11/11/94              56.9
 11/18/94              57.5
 11/25/94              57.5
 12/2/94               57.8
 12/9/94               57.8
 12/16/94              58.9
 12/23/94              58.9
 12/30/94              60.6
 1/6/95                60.6
 1/13/95               60.8
 1/20/95               60.8
 1/27/95               61.4
 2/3/95                61.4
 2/10/95               56.9
 2/17/95               56.9
 2/24/95               56.9
 3/3/95                58.9
 3/10/95               58.9
 3/17/95               57.8
 3/24/95               57.8
 3/31/95               54.4
 4/7/95                54.4
 4/14/95               57.2
 4/21/95               57.2
 4/28/95               56.7
 5/5/95                56.7
 5/12/95               57.2
 5/19/95               57.2
 5/26/95               52.5
 6/2/95                52.5
 6/9/95                48.3
 6/16/95               48.3
 6/23/95               43.1
 6/30/95               43.1
 7/7/95                41.8
 7/14/95               41.8
 7/21/95               41.8
 7/28/95               41.8
 8/4/95                45.7
 8/11/95               45.7
 8/18/95               45.7
 8/25/95               45.7
 9/1/95                45.4
 9/8/95                45.4
 9/15/95               42.5
 9/22/95               42.5
 9/29/95               42.1
 10/6/95               42.1
 10/13/95              40.4
 10/20/95              40.4
 10/27/95              39.9
 11/3/95               39.9
 11/10/95              37.8
 11/17/95              37.8
 11/24/95              37.8
 12/1/95               37.8
 12/8/95               36.7
 12/15/95              36.7
 12/22/95              34.2
 12/29/95              34.2
 1/5/96                34.2
 1/12/96               34.2
 1/19/96               29.4
 1/26/96               29.4
 2/2/96                28.9
 2/9/96                28.9
 2/16/96               28.6
 2/23/96               28.6
 3/1/96                28.1
 3/8/96                28.1
 3/15/96               28.5
 3/22/96               28.5
 3/29/96               29.0
 4/5/96                29.0
 4/12/96               29.0
 4/19/96               29.0
 4/26/96               29.3
 5/3/96                29.3
 5/10/96               31.0
 5/17/96               31.0
 5/24/96               31.5
 5/31/96               31.5
 6/7/96                34.4
 6/14/96               34.4
 6/21/96               34.4
 6/28/96               34.4
 7/5/96                32.5
 7/12/96               32.5
 7/19/96               32.8
 7/26/96               32.8
 8/2/96                32.2
 8/9/96                32.2
 8/16/96               32.2
 8/23/96               32.2
 8/30/96               32.2
 9/6/96                32.2
 9/13/96               31.9
 9/20/96               31.9
 9/27/96               31.1
 10/4/96               31.1
 10/11/96              30.6
 10/18/96              30.6
 10/25/96              30.8
 11/1/96               30.8
 11/8/96               30.3
 11/15/96              30.3
 11/22/96              30.0
 11/29/96              30.0
 12/6/96               28.8
 12/13/96              28.8
 12/20/96              27.2
 12/27/96              27.2
 1/3/97                27.2
 1/10/97               27.2
 1/17/97               26.9
 1/24/97               26.9
 1/31/97               28.1
 2/7/97                28.1
 2/14/97               28.9
 2/21/97               28.9
 2/28/97               26.4
 3/7/97                26.4
 3/14/97               26.4
 3/21/97               26.4
 3/28/97               25.6
 4/4/97                25.6
 4/11/97               25.0
 4/18/97               25.0
 4/25/97               25.0
 5/2/97                25.0
 5/9/97                24.7
 5/16/97               24.7
 5/23/97                 NA

Source: ISI Inc.

     Other leading indicators of inflation have also registered little inflation in the pipeline today. The closely watched Employment Cost Index for the first quarter of 1997 showed overall labor costs growing at only 2.9% year over year. The Journal of Commerce Commodity Index, which tracks raw industrial commodity prices, hit a two-year low in early May. The Federal Reserve "Beige Book" is a survey-based analysis approach that covers all 12 Federal Reserve Districts. The May release also found limited inflation for both prices and wages. If growth slows in the upcoming quarter, the low inflation picture would prove a good investing background for bonds.

Economic Growth

     Three areas are pointing to slower growth ahead. First, interest rates for long-term Treasuries are about 7% while 30-year mortgage rates are about 8%. The relatively higher interest rates when contrasted to inflation have already cut the pace of mortgage refinancing in half. Second, the slowdown pattern under

--------------------------------------------------------------------------------

way now in consumer installment debt growth has typically led to a significant drop in retail sales. As a gauge of the extent consumers are using credit, credit card chargeoffs just hit a seven-year high. Third, foreign economies are struggling to retain modest growth. ISI tracks economic activity in 28 foreign economies. We construct a Foreign (Strength - Weakness) diffusion index. After a runup in late 1996, foreign activity has returned to a negative reading (please see chart below).


FOREIGN [STRENGTH - WEAKNESS]
13 Wk. Avg.   May 12:  -0.1


                  [Graph Appears Here--See Plot Points Below]


                    FOREIGN
            [STRENGTH -- WEAKNESS]
                  13 Wk. Avg.

 26 SEP 94            3.1
  3 OCT 94            3.8
 10 OCT 94            4.1
 17 OCT 94            4.8
 24 OCT 94            6.0
 31 OCT 94            5.6
  7 NOV 94            4.6
 14 NOV 94            5.2
 21 NOV 94            5.4
 28 NOV 94            5.8
  5 DEC 94            6.5
 12 DEC 94            7.1
 19 DEC 94            6.5
 26 DEC 94            6.5
  2 JAN 95            8.4
  9 JAN 95            7.8
 16 JAN 95            7.2
 23 JAN 95            6.0
 30 JAN 95            5.8
  6 FEB 95            6.4
 13 FEB 95            5.3
 20 FEB 95            5.8
 27 FEB 95            6.7
  6 MAR 95            7.2
 13 MAR 95            6.7
 20 MAR 95            7.4
 27 MAR 95            7.3
  3 APR 95            6.4
 10 APR 95            7.4
 17 APR 95            6.9
 24 APR 95            6.2
  1 MAY 95            6.2
  8 MAY 95            5.3
 15 MAY 95            5.6
 22 MAY 95            5.6
 29 MAY 95            4.1
  5 JUN 95            2.1
 12 JUN 95            1.3
 19 JUN 95            0.5
 26 JUN 95            1.1
  3 JUL 95            0.5
 10 JUL 95            0.3
 17 JUL 95            0.9
 24 JUL 95            0.4
 31 JUL 95           -0.6
  7 AUG 95           -1.2
 14 AUG 95           -1.0
 21 AUG 95           -2.8
 28 AUG 95           -2.7
  4 SEP 95           -3.1
 11 SEP 95           -2.5
 18 SEP 95           -2.5
 25 SEP 95           -3.6
  2 OCT 95           -3.8
  9 OCT 95           -4.8
 16 OCT 95           -5.2
 23 OCT 95           -5.2
 30 OCT 95           -5.4
  6 NOV 95           -3.9
 13 NOV 95           -4.8
 20 NOV 95           -4.9
 27 NOV 95           -4.8
  4 DEC 95           -4.5
 11 DEC 95           -4.4
 18 DEC 95           -4.5
 25 DEC 95           -5.0
  1 JAN 96           -4.8
  8 JAN 96           -4.5
 15 JAN 96           -5.0
 22 JAN 96           -5.8
 29 JAN 96           -5.2
  5 FEB 96           -5.4
 12 FEB 96           -5.9
 19 FEB 96           -4.5
 26 FEB 96           -4.0
  4 MAR 96           -3.6
 11 MAR 96           -4.5
 18 MAR 96           -5.4
 25 MAR 96           -4.7
  1 APR 96           -5.7
  8 APR 96           -6.4
 15 APR 96           -5.8
 22 APR 96           -5.3
 29 APR 96           -5.6
  6 MAY 96           -5.7
 13 MAY 96           -5.9
 20 MAY 96           -7.2
 27 MAY 96           -6.2
  3 JUN 96           -6.2
 10 JUN 96           -5.7
 17 JUN 96           -5.5
 24 JUN 96           -5.2
  1 JUL 96           -5.0
  8 JUL 96           -4.7
 15 JUL 96           -4.0
 22 JUL 96           -4.4
 29 JUL 96           -5.2
  5 AUG 96           -6.2
 12 AUG 96           -5.7
 19 AUG 96           -5.2
 26 AUG 96           -5.1
  2 SEP 96           -4.6
  9 SEP 96           -2.8
 16 SEP 96           -2.7
 23 SEP 96           -2.4
 30 SEP 96           -1.7
  7 OCT 96           -0.5
 14 OCT 96           -1.3
 21 OCT 96           -0.5
 28 OCT 96            0.7
  4 NOV 96            2.4
 11 NOV 96            2.5
 18 NOV 96            3.8
 25 NOV 96            5.2
  2 DEC 96            6.3
  9 DEC 96            5.4
 16 DEC 96            6.2
 23 DEC 96            5.3
 30 DEC 96            5.8
  6 JAN 97            5.1
 13 JAN 97            4.6
 20 JAN 97            4.5
 27 JAN 97            4.5
  3 FEB 97            4.0
 10 FEB 97            4.8
 17 FEB 97            4.1
 24 FEB 97            1.8
  3 MAR 97            1.8
 10 MAR 97            1.0
 17 MAR 97            2.0
 24 MAR 97            3.3
 31 MAR 97            2.7
  7 APR 97            2.7
 14 APR 97            2.6
 21 APR 97            2.2
 28 APR 97            1.5
  5 MAY 97            0.5
 12 MAY 97           -0.1
 19 MAY 97           -0.7
 26 MAY 97             NA

Source: ISI Inc.

     With foreign economies struggling to hold on to modest growth, U.S. exports seem unlikely to stimulate near-term economic growth. There are factors working to improve the U.S. economy, such as high equity prices and high consumer confidence, but we expect the forces cited earlier will rule, producing slower growth over the balance of 1997.

ECONOMIC OUTLOOK (CONCLUDED)
--------------------------------------------------------------------------------

The Impact of Smaller Budget Deficits

     A decline in the federal government deficit is a powerful influence on economic growth and inflation but it also influences the capital markets. Smaller deficits free up capital for alternative investments. The change in the annual net financing requirement has been very dramatic (please see table below).

Federal Government Deficit

                                                    12-month Sum in Billions
                                              ----------------------------------
                                              August 1992        September 1997*
--------------------------------------------------------------------------------
  Treasury Interest Paid                         $200                 $250
 ................................................................................
  Treasury Issuance                              $324                 $ 70
 ................................................-----................-----......
  Net Financing Requirement                     +$124                -$180
 ................................................................................

  *Estimated.

     We see low inflation and dwindling Treasury issuance as strong secular forces able to create a declining interest rate environment. They will be active near-term market influences when the economy is seen slowing.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares.

Average Annual Total Return

  Periods Ended 3/31/97                   1 Year       5 Years  Since Inception*
--------------------------------------------------------------------------------
  Class A Shares                          -0.30%        5.17%         6.21%
 ................................................................................

   *10/23/90.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Net Assets                                           April 30, 1997
(Unaudited)

                                                Rating*       Par      Market Value
Issuer                                       (Moody's/S&P)   (000)       (Note 1)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS--92.7%
General Obligation--61.1%
Arlington, Texas, Independent School
   District, 5.75%, 2021                     Aaa/NR         $5,000      $ 4,954,700
Charlotte,  NC:
   5.30%, 2011                               Aaa/AAA         1,590        1,585,278
   5.30%, 2012                               Aaa/AAA         1,120        1,111,062
   5.30%, 2012                               Aaa/AAA         2,325        2,306,447
   5.80%, 2016                               Aaa/AAA         2,500        2,576,825
Chicago, IL, 6.30%, 2009                     Aa/AA           1,000        1,078,940
Dallas, TX, 5.00%, 2010                      Aaa/AAA         1,750        1,692,075
Delaware State, Series "A",
  5.125%, 2016                               Aa1/AA+         2,150        2,029,278
DuPage County, IL, Jail Project,
   5.60%, 2021                               Aaa/AAA         1,600        1,567,008
Florida Board of Education, Refunding
   Public Education:
   6.125%, 2012                              Aa2/AA+         2,250        2,337,075
   5.50%, 2021                               Aa2/AA+         2,000        1,915,040
   5.125%, 2022                              Aa2/AA+         5,000        4,532,050
Franklin County, OH:
   5.45%, 2009                               Aaa/AAA         1,500        1,519,410
   5.50%, 2013                               Aaa/AAA         1,000          993,500
Georgia State, Series "D":
   5.00%, 2010                               Aaa/AA+         2,000        1,945,080
   5.25%, 2009                               Aaa/AA+         1,580        1,588,390
Grand Prairie, TX, School District,
   5.20%, 2018                               Aaa/AAA         2,000        1,865,080
Henrico County, VA:
   5.20%, 2008                               Aaa/AAA         1,200        1,205,496
   5.25%, 2009                               Aaa/AAA         1,000        1,002,430
Maryland State & Local Facilities,
   Second Series, 5.125%, 2010               Aaa/AAA         3,000        2,941,680
Minneapolis, MN, Sports Arena:
   5.00%, 2011                               Aaa/AAA         1,710        1,635,393
   5.00%, 2012                               Aaa/AAA         1,920        1,822,886
Mississippi State, 5.25%, 2014               Aa3/AA          3,000        2,886,570

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

                                                Rating*       Par      Market Value
Issuer                                       (Moody's/S&P)   (000)       (Note 1)
-----------------------------------------------------------------------------------
General Obligation--concluded
Montgomery County, MD:
   5.60%, 2004                               Aaa/AAA        $1,000      $ 1,041,200
   5.00%, 2009                               Aaa/AAA         1,500        1,468,710
Plano, TX, Independent School District,
   5.00%, 2011                               Aaa/AAA         3,000        2,836,650
Portland, OR, Metro, 5.25%, 2007             Aa/AA+          1,500        1,506,930
Salt Lake County, UT, 5.25%, 2010            Aaa/AA+         2,000        1,988,340
South Carolina Capital Improvement,
   5.00%, 2009                               Aaa/AAA         2,700        2,652,534
South Carolina State Highway, Series "B",
    5.625%, 2014                             Aaa/AAA         2,700        2,723,166
State of  Tennessee:
   Series "A", 5.50%, 2009                   Aaa/AA+         1,535        1,565,193
   Series "A", 5.55%, 2010                   Aaa/AA+         1,000        1,014,500
   Series "B", 6.00%, 2005                   Aaa/AA+         2,000        2,136,020
State of  Texas, 6.00%, 2014                 Aa/AA           2,000        2,047,940
State of  Virginia, 5.375%, 2016             Aaa/AAA         2,500        2,451,650
Washington State, Series "A",
    5.60%, 2010                              Aa2/AA          1,500        1,510,560
                                                                       ------------
                                                                         72,035,086
                                                                       ------------
Electric and Gas Utility Revenue--5.1%
Jacksonville, FL, Electric Authority Revenue,
   St. John's River Power, 5.25%, 2028       Aa1/AA          2,000        1,836,320
Orlando, FL, Utility Commission,
   5.125%, 2019                              Aa1/AA          3,500        3,185,140
San Antonio, TX, Electric & Gas Revenue,
   Series "A", 6.50%, 2012                   Aa1/AA          1,000        1,041,790
                                                                       ------------
                                                                          6,063,250
                                                                       ------------
Prerefunded Issues--12.3%
Arizona Highway Transportation Board,
    6.00%, 2010                              #AAA/AAA        3,480        3,652,051
Florida Board of Education, Refunding
   Public Education, 6.50%, 2012             #AAA/AA+        2,500        2,705,775

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               April 30, 1997
(Unaudited)

                                                Rating*       Par      Market Value
Issuer                                       (Moody's/S&P)   (000)       (Note 1)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS--concluded
Prerefunded Issues--concluded
Howard County, MD, Consolidated
   Public Improvements, Series "A",
   6.90%, 2002                               #AAA/AAA       $1,000      $ 1,064,270
Jacksonville, FL, Electric Authority
   Revenue, Scherer 4-1-A, 6.75%, 2021       #AAA/AA         1,000        1,079,110
Lower Colorado River Authority, Jr.
   Lien, 4th Supply, 5.25%, 2015             #AAA/AAA        2,000        1,937,200
State of Hawaii, General Obligation:
   7.00%, 2006                               Aaa/**            750          800,085
   6.125%, 2010                              NR/**           1,000        1,055,410
University of  Texas, 6.50%, 2011            #AAA/AAA        2,000        2,164,500
                                                                       ------------
                                                                         14,458,401
                                                                       ------------
Transportation Revenue--9.4%
Florida Transportation Revenue,
   5.80%, 2018                               Aa2/AA+         2,000        1,999,820
Kansas Transportation Revenue:
   5.40%, 2009                               Aa/AA           2,000        2,006,680
   5.40%, 2009                               Aa/AA           2,500        2,508,350
Virginia State Transportation Authority:
   5.00%, 2008                               Aa/AA           1,100        1,076,250
   5.125%, 2009                              Aa/AA           2,500        2,450,475
   6.00%, 2010                               Aa/AA           1,000        1,028,400
                                                                       ------------
                                                                         11,069,975
                                                                       ------------
Water and Sewer Utility Revenue--3.6%
DuPage, IL, Water Commission,
   5.25%, 2011                               Aa1/AA          2,500        2,411,150
Washington Suburban Sanitary
   District, MD, 5.375%, 2010                Aa1/AA          1,810        1,784,027
                                                                       ------------
                                                                          4,195,177
                                                                       ------------
Other Revenue--1.3%
Indianapolis Local Public Improvement
   Board, IN, 6.00%, 2018                    Aaa/AA+         1,500        1,514,550
                                                                       ------------

Total Municipal Bonds
  (Cost $108,842,182)                                                   109,336,439
                                                                       ------------

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------


                                                           Par      Market Value
Issuer                                                    (000)       (Note 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT--6.0%
Goldman Sachs & Co., 5.25%
  Dated 4/30/97, to be repurchased
  on 5/1/97, collateralized
  by U.S. Treasury Notes with
  a market value of $7,191,200.
  (Cost $7,120,000)                                      $7,120     $  7,120,000
                                                                    ------------

Total Investment in Securities--98.8%
  (Cost $115,962,182)***                                             116,456,439

Other Assets in Excess of Liabilities, Net--1.2%                       1,391,690
                                                                    ------------

Net Assets--100.0%                                                  $117,848,129
                                                                    ============

Net Asset Value and Redemption Price Per:
  Flag Investors Class A Share
    ($38,788,768 / 3,717,678 shares outstanding)                          $10.43
                                                                          ======
  ISI Class Share
    ($79,059,361 / 7,579,385 shares outstanding)                          $10.43
                                                                          ======
Maximum Offering Price Per:
  Flag Investors Class A Share
    ($10.43 / .955)                                                       $10.92
                                                                          ======
  ISI Class Share
    ($10.43 / .9555)                                                      $10.92
                                                                          ======

----------
  * The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 1997.
 ** Prerefunded bonds backed by U.S. Treasury Securities. Absent prerefunding, this obligation is rated Aa3/A+.
*** Also, aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Operations

                                                                    For the Six
                                                                    Months Ended
                                                                     April 30,
--------------------------------------------------------------------------------
                                                                      1997(1)
Investment Income (Note 1):
   Interest                                                         $ 3,265,505
                                                                    -----------

Expenses:
   Investment advisory fee (Note 2)                                     241,980
   Distribution fee (Note 2)                                            152,692
   Administration fees (Note 2)                                         120,990
   Accounting fee (Note 2)                                               28,911
   Transfer agent fee (Note 2)                                           28,100
   Printing and postage                                                  17,108
   Legal                                                                 14,999
   Audit                                                                 14,321
   Registration fees (Note 1)                                            12,735
   Miscellaneous                                                         11,217
   Custodian fees                                                        10,594
   Directors' fees                                                        5,400
   Insurance                                                              2,386
                                                                    -----------
            Total expenses                                              661,433
   Less: Fees waived (Note 2)                                          (116,969)
                                                                    -----------
            Net expenses                                                544,464
                                                                    -----------
            Net investment income                                     2,721,041
                                                                    -----------
Net realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                         174,825
   Change in unrealized appreciation or depreciation of investments  (1,283,244)
                                                                    -----------
   Net loss on investments                                           (1,108,419)
                                                                    -----------

Net increase in net assets resulting from operations                $ 1,612,622
                                                                    ===========

----------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                   For the Six     For the Year
                                                  Months Ended         Ended
                                                    April 30,       October 31,
--------------------------------------------------------------------------------
                                                     1997(1)           1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                           $  2,721,041    $  5,787,049
   Net realized gain from security transactions         174,825         281,659
   Change in appreciation or
     depreciation of investments                     (1,283,244)       (272,341)
                                                   ------------    ------------
   Net increase in net assets resulting
     from operations                                  1,612,622       5,796,367
                                                   ------------    ------------
Dividends to Shareholders from:
   Net investment income:
     Flag Investors Class A Shares                     (890,824)     (1,958,320)
     ISI Class Shares                                (1,830,220)     (3,828,729)
   Net realized short-term gains:
     Flag Investors Class A Shares                     (136,103)       (286,075)
     ISI Class Shares                                  (280,786)       (545,496)
   Net realized long-term gains:
     Flag Investors Class A Shares                      (38,304)        (43,313)
     ISI Class Shares                                   (79,536)        (82,292)
                                                   ------------    ------------
   Total distributions                               (3,255,773)     (6,744,225)
                                                   ------------    ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                       1,230,031       8,278,327
   Value of shares issued in
     reinvestment of dividends                        1,824,816       3,789,940
   Cost of shares repurchased                        (9,467,718)    (17,488,342)
                                                   ------------    ------------
   Decrease in net assets derived from capital
     share transactions                              (6,412,871)     (5,420,075)
                                                   ------------    ------------
   Total decrease in net assets                      (8,056,022)     (6,367,933)

Net Assets:
   Beginning of period                              125,904,151     132,272,084
                                                   ------------    ------------
   End of period                                   $117,848,129    $125,904,151
                                                   ============    ============

----------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A and ISI Class Shares
(For a share outstanding throughout each period)(1)


                                                                   For the Six
                                                                  Months Ended
                                                                    April 30,
--------------------------------------------------------------------------------
                                                                      1997(2)


Per Share Operating Performance:
   Net asset value at beginning of period                            $ 10.58
                                                                     -------
Income from Investment Operations:
   Net investment income                                                0.23
   Net realized and unrealized gain/(loss) on investments              (0.10)
                                                                     -------
   Total from Investment Operations                                     0.13
                                                                     -------
Less Distributions:
   Distributions from net investment income
     and short-term gains                                              (0.27)
   Distributions from net realized long-term gains                     (0.01)
                                                                     -------
   Total distributions                                                 (0.28)
                                                                     -------
   Net asset value at end of period                                  $ 10.43
                                                                     =======
Total Return(3)                                                         1.24%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                          0.90%(6)
   Net investment income(5)                                             4.50%(6)
Supplemental Data:
   Net assets at end of period:
     Flag Investors Class A Shares                                   $38,789
     ISI Class Shares                                                $79,059
   Portfolio turnover rate                                                11%(6)

----------
(1) Computed based upon average shares outstanding.
(2) Unaudited.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory and administration fees (Note 2), the ratio of expenses to average daily net assets would have been 1.09% (annualized), 1.13%, 1.10%, 1.11%, 1.14% and 1.27% for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(5) Without the waiver of advisory and administration fees (Note 2), the ratio of net investment income to average daily net assets would have been 4.31% (annualized), 4.25%, 4.52%, 4.16%, 4.14% and 4.41% for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(6) Annualized.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------


                                                                                     For the Year Ended October 31,
                                                             ----------------------------------------------------------------------
                                                               1996           1995           1994            1993           1992
Per Share Operating Performance:
   Net asset value at beginning of period                    $ 10.65        $  9.81        $ 11.10         $ 10.31         $ 10.36
                                                             -------        -------        -------         -------         -------
Income from Investment Operations:
   Net investment income                                        0.48           0.48           0.46            0.50            0.50
   Net realized and unrealized gain/(loss) on investments         --           0.98          (1.15)           0.94            0.22
                                                             -------        -------        -------         -------         -------
   Total from Investment Operations                             0.48           1.46          (0.69)           1.44            0.72
                                                             -------        -------        -------         -------         -------
Less Distributions:
   Distributions from net investment income
     and short-term gains                                      (0.54)         (0.54)         (0.56)          (0.61)          (0.65)
   Distributions from net realized long-term gains             (0.01)         (0.08)         (0.04)          (0.04)          (0.12)
                                                             -------        -------        -------         -------         -------
   Total distributions                                         (0.55)         (0.62)         (0.60)          (0.65)          (0.77)
                                                             -------        -------        -------         -------         -------
   Net asset value at end of period                          $ 10.58        $ 10.65        $  9.81         $ 11.10         $ 10.31
                                                             =======        =======        =======         =======         =======

Total Return(3)                                                 4.67%         15.42%         (6.49)%         14.36%           6.06%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                  0.90%          0.90%          0.90%           0.90%           0.90%
   Net investment income(5)                                     4.48%          4.72%          4.37%           4.38%           4.78%
Supplemental Data:
   Net assets at end of period:
     Flag Investors Class A Shares                           $41,193        $45,980        $49,903         $53,486         $45,536
     ISI Class Shares                                        $84,712        $86,292        $83,607         $88,378         $51,420
   Portfolio turnover rate                                        32%            55%            37%             68%             95%


                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 15, 1990, commenced operations February 26, 1990. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

     The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class"), which commenced February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A"), which commenced October 23, 1990.

     The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Municipal obligations are usually traded in the over-the-counter market. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. The Fund utilizes the services of an independent pricing vendor to obtain prices. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

NOTE 1--concluded

         security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as
         it  maintains  this  status and   distributes   to  its   shareholders
         substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Security Transactions, Investment Income, Distributions and Other--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") is the Fund's investment
advisor   and   Investment  Company   Capital  Corp.   ("ICC")  is  the Fund's
administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for its

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--concluded

administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.20%.

     ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the six months ended April 30, 1997, ISI waived fees of $77,979 and ICC waived fees of $38,990.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $28,911 for accounting services for the six months ended April 30, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $28,100 for transfer agent services for the six months ended April 30, 1997.

     As compensation for providing distribution services for the ISI Class, the Fund paid Armata Financial Corp., an affiliate of Alex. Brown & Sons Incorporated ("Alex. Brown"), an annual fee that was calculated daily and paid monthly. This fee was paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. Beginning April 1, 1997, ISI Group Inc. assumed the role of distributor of the ISI Class. As compensation for providing distribution services for the Flag Investors Class A Shares, the Fund pays Alex. Brown an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the six months ended April 30, 1997, distribution fees aggregated $152,692, of which $103,178 was attributable to the ISI Class Shares and $49,514 was attributable to the Flag Investors Class A Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period November 1, 1996 through April 30, 1997 was $2,046, and the accrued liability was $18,728.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 40 million shares of $.001 par value capital stock (15 million Flag Investors Class A, 20 million ISI Class, 2.5 million Flag Investors Class B, 500,000 Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund are listed below.

                                                  Flag Investors Class A Shares
                                                --------------------------------
                                                  For the Six          For the
                                                 Months Ended        Year Ended
                                                April 30, 1997       October 31,
                                                  (Unaudited)           1996
                                                --------------       -----------
Shares sold                                           22,849            200,140
Shares issued to shareholders on
   reinvestment of dividends                          53,519            114,250
Shares redeemed                                     (253,027)          (736,822)
                                                 -----------        -----------
Net decrease in shares outstanding                  (176,659)          (422,432)
                                                 ===========        ===========
Proceeds from sale of shares                       $ 238,130        $ 2,079,607
Value of reinvested dividends                        561,048          1,200,959
Cost of shares redeemed                           (2,668,242)        (7,734,234)
                                                 -----------        -----------
Net decrease from capital share transactions     $(1,869,064)       $(4,453,668)
                                                 ===========        ===========

                                                         ISI Class Shares
                                                --------------------------------
                                                  For the Six          For the
                                                 Months Ended        Year Ended
                                                April 30, 1997       October 31,
                                                  (Unaudited)           1996
                                                --------------       -----------
Shares sold                                           94,358            585,014
Shares issued to shareholders on
   reinvestment of dividends                         120,321            246,345
Shares redeemed                                     (646,136)          (924,026)
                                                 -----------        -----------
Net decrease in shares outstanding                  (431,457)           (92,667)
                                                 ===========        ===========
Proceeds from sale of shares                     $   991,901        $ 6,198,720
Value of reinvested dividends                      1,263,768          2,588,981
Cost of shares redeemed                           (6,799,476)        (9,754,108)
                                                 -----------        -----------
Net decrease from capital share transactions     $(4,543,807)       $  (966,407)
                                                 ===========        ===========

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated $6,551,646 and sales of investment securities aggregated $13,600,943 for the six months ended April 30, 1997.

     On April 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,875,728 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,381,471.

NOTE 5--Net Assets

     On April 30, 1997, net assets consisted of:

Paid-in capital:
   Flag Investors Class A Shares                                   $ 37,824,163
   ISI Class Shares                                                  79,695,495
Overdistribution of net realized gains from security transactions      (165,786)
Unrealized appreciation of investments                                  494,257
                                                                   ------------
                                                                   $117,848,129
                                                                   ============
NOTE 6--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Directors and Officers

                                EDWARD S. HYMAN
                                    Chairman

         RICHARD T. HALE                           NANCY LAZAR
          Vice Chairman                          Vice President

         R. ALAN MEDAUGH                       EDWARD J. VEILLEUX
     Director and President                      Vice President

        JAMES J. CUNNANE                         SCOTT J. LIOTTA
            Director                      Vice President and Secretary

         JOHN F. KROEGER                        CARRIE L. BUTLER
            Director                             Vice President

          LOUIS E. LEVY                         JOSEPH A. FINELLI
            Director                                Treasurer

       EUGENE J. MCDONALD                      LAURIE D. COLLIDGE
            Director                           Assistant Secretary


Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

                      This page intentionally left blank.

      This  report  is  prepared  for   the  general
   information of shareholders. It is authorized for
   distribution  to prospective  investors only when
   preceded   or   accompanied   by   an   effective
   prospectus.

      For more  complete  information  regarding  any
   of the Flag Investors Funds, including charges and
   expenses,  obtain  a  prospectus from your invest-
   ment representative  or directly  from the Fund at
   1-800-767-FLAG.   Read  it  carefully  before  you
   invest.

                                     [LOGO]
                                 FLAG INVESTORS


                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED